Discontinued Operations - Financial Information for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 321	$ 389	$ 409
Operating loss from discontinued operations	(44)	(58)	(9)
Impairment of assets held for sale	(3)	(130)	(23)
Loss on disposal of discontinued operations, net	(6)	(3)
Loss before income tax	(53)	(191)	(32)
Income tax expense (benefit)	8	(10)	(16)
Loss from discontinued operations, net	$ (61)	$ (181)	$ (16)